MassMutual EvolutionSM

Supplement dated August 9, 2006 to the

variable annuity prospectus dated May 1, 2006

Effective September 1, 2006:

•	The Current Mortality and Expense Risk Charge will be lowered from 1.50% to 1.40% for existing contracts and new contracts; and

•	For contracts issued on or after September 1, 2006, the Current Charge for the Guaranteed Minimum Accumulation Benefit (GMAB) will be adjusted from 0.40% to 0.50%.

The prospectus will be revised as follows to reflect these changes:

1.	On page 7, under “Separate Account Annual Expenses,” the first table is replaced with the following two tables:

Current Separate Account Annual Expenses for Contracts Issued on or after September 1, 2006

Elected Feature(s)	Basic Death Benefit[3]	Basic Death Benefit & GMAB[3,5]	Basic Death Benefit & GMIB[3,4]	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB[5]	Annual Ratchet Death Benefit & GMIB[4]
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge	0%	0%	0%	0.40%	0.40%	0.40%
GMAB[5] or GMIB[4] Charge[6]	N/A	0.50%	0.65%	N/A	0.50%	0.65%
Total Separate Account Charges	1.55%	2.05%	2.20%	1.95%	2.45%	2.60%

Current Separate Account Annual Expenses for Contracts Issued Before September 1, 2006

Elected Feature(s)	Basic Death Benefit[3]	Basic Death Benefit & GMAB[3,5]	Basic Death Benefit & GMIB[3,4]	Annual Ratchet Death Benefit	Annual Ratchet Death Benefit & GMAB[5]	Annual Ratchet Death Benefit & GMIB[4]
Mortality and Expense Risk Charge	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Administrative Charge	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Death Benefit Charge	0%	0%	0%	0.40%	0.40%	0.40%
GMAB[5] or GMIB[4] Charge[6]	N/A	0.40%	0.65%	N/A	0.40%	0.65%
Total Separate Account Charges	1.55%	1.95%	2.20%	1.95%	2.35%	2.60%

[3]	Your contract includes the Basic Death Benefit unless you elect the Annual Ratchet Death Benefit when we issue your contract.
[4]	Guaranteed Minimum Income Benefit.
[5]	Guaranteed Minimum Accumulation Benefit.
[6]	You cannot elect both the GMAB and the GMIB. You can only elect the GMAB or the GMIB when we issue your contract.

2.	On page 10, under “Examples Using Current Expenses,” the following is added to the bulleted list of assumptions:

•	that we issued your contract on or after September 1, 2006,

3.	On page 10, under “Examples Using Current Expenses,” the table is replaced with the following:

	Example I				Example II
Years	1	3	5	10	1	3	5	10
Sub-account with minimum total operating expenses	$857	$1,227	$1,406	$2,356	$206	$636	$1,093	$2,356
Sub-account with maximum total operating expenses	$961	$1,545	$1,949	$3,460	$319	$974	$1,653	$3,460

4.	On page 32, under “Mortality And Expense Risk Charge,” the first sentence is replaced with the following:

This charge is equal, on an annual basis, to 1.40% of the daily value of the assets invested in each fund, after fund expenses are deducted.

5.	On page 32, under “Guaranteed Minimum Accumulation Benefit charge,” the second sentence is replaced with the following:

This charge is equal, on an annual basis, to 0.50% (0.40% for contracts issued before September 1, 2006) of the daily value of the assets invested in each fund, after fund expenses are deducted.

6.	On page 45, in the paragraph titled “What Does the GMAB Cost?” the second sentence is replaced with the following:

This charge is equal, on an annual basis, to 0.50% (0.40% for contracts issued before September 1, 2006) of the daily value of the assets invested in each fund, after fund expenses are deducted.

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